EMPLOYEE BENEFIT OBLIGAITONS - Movement in Defined Benefit Obligations (Details) - Defined benefit obligation - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) at beginning of period	SFr 859.9	SFr 802.1
Included in the consolidated statements of income or loss
Current service costs	21.0	19.5
Past service costs/(income)	0.1	(2.1)
Interest costs on defined benefit obligation	8.0	10.5
Administration costs and termination benefits	1.8	1.9
Settlements	0.0	0.0
Included in consolidated statements of other comprehensive income
Demographic assumptions	0.0	0.0
Financial assumptions	(21.1)	15.5
Experience adjustment	9.1	39.9
Other
Employee contributions	19.8	20.1
Benefits paid/transferred	(66.3)	(47.5)
Net defined benefit liability (asset) at end of period	SFr 832.3	SFr 859.9